Transactions with Related Parties - Schedule of Fees Charged by Managers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Supervision Fees	$ 825	$ 1,100	$ 3,575
Commissions	$ 610	$ 2,150	$ 2,157